Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements:

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Reporting Interpretations Committee (“IFRIC”).

The consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at fair value and digital assets characterized as inventory which are measured at fair value less cost to sell recognized through profit or loss.

Consolidated financial statements
b.	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of the Company and companies that are controlled by the Company (subsidiaries). Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the group. Significant intra group balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

Functional and presentation currencies
c.	Functional and presentation currencies:
1.	Functional currency and presentation currency:

The consolidated financial statements are presented in U.S. Dollars.

The Company determines the functional currency of each entity through an analysis of the consideration factors identified in International Accounting Standard (“IAS”) 21.

Assets, including fair value adjustments upon acquisition, and liabilities of an investee which is a foreign operation, are translated at the closing rate at each reporting date. Profit or loss items are translated at average exchange rates for all periods presented. The resulting translation differences are recognized in other comprehensive income (loss).

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Exchange rate differences, other than those capitalized to qualifying assets or accounted for as hedging transactions in equity, are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currency and measured at cost are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.

3.	Index-linked monetary items:

Monetary assets and liabilities linked to the changes in the Israeli Consumer Price Index (“Israeli CPI”) are adjusted at the relevant index at each reporting date according to the terms of the agreement.

Use of material estimates and judgements
d.	Use of material estimates and judgements:

The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses. Actual results may differ from those estimates.

Key assumptions made in the consolidated financial statements concerning uncertainties at the reporting date that may result in a material adjustment to the carrying amount of the INX Token liability and INX Token warrant liability within the next financial year are discussed in Note 13 and Note 14.

Many aspects of the digital currency and blockchain industry have not yet been addressed by current IFRS guidance. The Company is required to make assumptions and judgments as to its accounting policies and the application thereof, which is disclosed in the notes to the consolidated financial statements. If specific guidance is enacted by the IASB in the future, the impact may result in changes to the Company’s profit or loss and financial position as currently presented.

Determining the fair value of share-based payment transactions

The fair value of share-based payment transactions is determined upon initial recognition by an acceptable option pricing model. The inputs to the model include share price, exercise price and assumptions regarding expected volatility, expected life of share option and expected dividend yield.

Impairment of goodwill and intangible assets with indefinite useful lives

The Company reviews goodwill and intangible assets with indefinite useful lives for impairment once a year, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment. This requires management to make an estimate of the projected future cash flows from the continuing use of the cash-generating unit (or a group of cash-generating units) to which goodwill and intangible assets are allocated and also to choose a suitable discount rate for those cash flows.

Deferred tax assets

Deferred tax assets are recognized for unused carryforward tax losses and deductible temporary differences to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the timing and level of future taxable profits, its source and the tax planning strategy.

Determining the fair value of an unquoted financial liability

The fair value of unquoted warrant liability in Level 3 of the fair value hierarchy is determined using the Black and Scholes option pricing model. The inputs to the model include share price, exercise price and assumptions regarding expected volatility, expected life of and expected dividend yield.

Financial instruments
e.	Financial instruments:
1.	Financial assets, including short-term and long-term investments, and derivative assets, are initially recognized at fair value plus directly attributable transaction costs, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Company’s business model for managing financial assets; and
-	The contractual cash flow terms of the financial asset.
a)	Debt instruments are measured at fair value through other comprehensive income when:

The Company’s business model is to hold the financial assets in order to both collect their contractual cash flows and to sell the financial assets, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, instruments in this category are measured at fair value. Gains or losses from fair value adjustments, excluding interest and exchange rate differences, are recognized in other comprehensive income.

b)	Debt instruments are measured at fair value through profit or loss when:

A financial asset which is a debt instrument does not meet the criteria for measurement at amortized cost or at fair value through other comprehensive income. After initial recognition, the financial asset is measured at fair value and gains or losses from fair value adjustments are recognized in profit or loss.

2.	Loans and receivables are held to collect contractual cash flows and give rise to cash flows representing solely payments of principal and interest. These are measured subsequent to initial recognition at amortized cost.

Impairment of financial assets:

At the end of each reporting period, the Company evaluates the loss allowance for financial debt instruments which are not measured at fair value through profit or loss.

The Company has short-term financial assets such as trade receivables for which the Company applies the simplified approach in IFRS 9 and measures the loss allowance in an amount equal to the expected lifetime credit losses.

With regards to trade receivables, the Company grants its customers interest-free credit for periods of 30-90 days. As of December 31,, 2024 and 2023, there were no material past-due accounts and no allowance for doubtful accounts was recorded.

3.	Financial liabilities:

Financial liabilities are initially recognized at fair value. After initial recognition, the accounting treatment of financial liabilities is based on their classification as follows:

a)	Financial liabilities at amortized cost:

After the initial recognition, loans and other liabilities are measured based on their terms at amortized cost less directly attributable transaction costs using the effective interest method.

b)	Financial liabilities at fair value through profit or loss:

These liabilities include financial liabilities held for trading (including the INX Token warrant liability) and financial liabilities designated upon initial recognition as at fair value through profit or loss. Changes in the fair value of liabilities held for trading are recognized in profit or loss in financial expenses. Based on the terms of the INX Token, as described in Note 1, the INX Token is a hybrid financial instrument. The host instrument is a financial liability due to the right of the INX Token holder to use the INX Token to pay transactions fees on the INX.One Trading Platform. The INX Token is considered a puttable instrument which is a financial liability in accordance with IAS 32, Financial Instruments: Presentation.

INX’s obligation to make a pro rata distribution annually to the INX Token holders from INX’s Adjusted Operating Cash Flow is an embedded derivative. The Company views INX’s operating cash flows as a financial variable, and therefore, the embedded derivative requires bifurcation pursuant to IFRS 9. The Company elected, in accordance with IFRS 9, to designate the entire financial liability (including the embedded derivative) at fair value through profit and loss. Accordingly, the INX Token liability and the INX Token warrant liability are remeasured to fair value at the end of each reporting period.

The change in the fair value of the INX Token liability that is attributable to changes in credit risk, excluding those changes in credit risk attributable to the embedded derivative, to the extent there are any, would be presented in other comprehensive income. The remaining amount of the change in the fair value of the INX Token liability would be presented in profit or loss. On December 31, 2024, the change in fair value of the INX Token liability is included in profit or loss. Should the INX Token be used to pay for services provided by INX, revenue would be recognized, and the respective portion of the INX Token liability would be derecognized. Additionally, the fair value of INX Tokens issued in consideration for services provided to the Company would be recognized as compensation expense when services are provided.

Fair value measurement
f.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on the assumption that the transaction will take place in the assets or the liability principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their best economic interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement.

The Company classifies the bases used to measure certain assets and liabilities at their fair value. Assets and liabilities carried or measured at fair value have been classified into three levels based upon a fair value hierarchy that reflects the significance of the inputs used in making the measurements.

The levels are as follows:

Level 1:	Quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date.
Level 2:	Significant inputs other than within Level 1 that are observable for the asset or liability, either directly (i.e.: as prices) or indirectly (i.e.: derived from prices);
Level 3:	Inputs for the assets or liabilities that are not based on observable market data and require management assumptions or inputs from unobservable markets.

For details of the fair value of the INX Token liability, see Note 13. For the fair value of INX Token warrant liability, see Note 14. The fair values of current financial assets and financial liabilities, other than the INX Token and INX Token warrant liability, approximate their carrying amounts due to the short-term maturity of these instruments.

Investments
g.	Investments:

Investments in equity securities, other than the investment in an associate, which are not held for trading, are accounted for as financial assets, which are initially recognized at fair value and subsequently measured at fair value through other comprehensive income (loss).

The Company’s investment in an associate represents an ownership share in an entity in which the Company has significant influence and that is accounted for under the equity method in accordance with IAS 28 Investments in Associates. Under the equity method, the investment is presented at cost with the addition of post-acquisition changes in the Company’s share of net assets, including other comprehensive income of the associate. Gains and losses resulting from transactions between the Company and the associate are eliminated to the extent of the interest in the associate.

Losses of an associate in amounts which exceed its equity are recognized by the Company to the extent of its investment in the associate plus any losses that the Company may incur as a result of its legal or constructive obligations on behalf of the associate. As of December 31, 2023, the Company’s share of losses incurred by the associate exceeds its investment and is reflected in the profit or loss as loss on investment in associate. Loss in excess of the Company’s investment amount is recognized as a non-current liability.

The equity method is applied until the loss of significant influence or the classification of the investment as held for sale. On the date of loss of significant influence, the Company would measure any remaining investment in the associate at fair value and recognize in profit or loss the difference between the fair value of any remaining investment plus any proceeds from the sale of the investment in the associate and the carrying amount of the investment on that date.

Digital assets
h.	Digital assets:

Digital assets measured on initial recognition at cost.

Digital assets characterized as inventory (current assets):

During 2023, the Company has assessed that it acts in a capacity as a commodity broker trader as defined in IAS 2, Inventories, in characterizing certain of its holdings as inventory, or more specifically, certain holdings of digital assets. Such digital assets held by the Company are principally acquired for the purpose of selling in the near future and generating a profit from fluctuations in price or broker-traders’ margin, therefore, they should be accounted for as inventory, and changes in fair value (less cost to sell) should be recognized in profit or loss.

Digital assets characterized as intangible assets (non-current assets):

From 2024, digital assets are not characterized as inventory and are classified as indefinite life intangible assets and are tested for impairment annually or whenever there is an indication that the intangible asset may be impaired. An impairment loss is recognized if the carrying amount exceeds its fair value less cost of sale. The Company recorded impairment of digital assets in the amount of $12 and $0, for the year ended December 31, 2024, and 2023, respectively.

Customer funds and funds due to customers
i.	Customer funds and funds due to customers:

Customer funds represent cash and digital assets that are held for the exclusive benefit of customers. The Company safeguards these assets on behalf of its customers and is subject to security risks for loss, theft or misuse. The Company restricts the use of the assets underlying the customer funds to meet regulatory requirements and classifies them as current based on their purpose and availability to fulfill its direct obligation to customers. Due to the Company’s custodial obligation to safeguard customer assets, consistent with the SEC Staff Accounting Bulletin No. 121 guidance, the Company recognizes a liability to reflect its obligation to safeguard assets held for its customers and the corresponding customer assets, measured at the fair value upon the initial recognition and subsequently at each reporting period.

Intangible assets
j.	Intangible assets:

Intangible assets acquired in a business combination are measured at fair value at the acquisition date.

Intangible assets with a finite useful life are amortized on a straight-line basis over their useful life and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year-end.

Intangible assets with indefinite useful lives are not systematically amortized and are tested for impairment annually or whenever there is an indication that the intangible asset may be impaired. The useful life of these assets is reviewed annually to determine whether their indefinite life assessment continues to be supportable. If the events and circumstances do not continue to support the assessment, the change in the useful life assessment from indefinite to finite is accounted for prospectively as a change in the accounting estimate and on that date the asset is tested for impairment. Commencing from that date, the asset is amortized systematically over its useful life.

Goodwill
k.	Goodwill:

Goodwill is initially measured at cost which represents the excess of the acquisition consideration and the amount of non-controlling interests over the net identifiable assets acquired and liabilities assumed. If the resulting amount is negative, the acquirer recognizes the resulting gain on the acquisition date.

Impairment of non-financial assets
l.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flow is allocated to the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

The following criteria are applied in assessing the impairment of these specific assets:

1.	Goodwill:

The Company reviews goodwill for impairment once a year, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment.

Goodwill is tested for impairment by assessing the recoverable amount of the cash-generating unit (or group of cash-generating units) to which the goodwill has been allocated. An impairment loss is recognized if the recoverable amount of the cash-generating unit (or group of cash-generating units) to which goodwill has been allocated is less than the carrying amount of the cash-generating unit (or group of cash-generating units). Any impairment loss is allocated first to goodwill. Impairment losses recognized on goodwill cannot be reversed in subsequent periods.

2.	Intangible assets with an indefinite useful life that have not yet been systematically amortized:

The impairment test is performed annually, on December 31, or more frequently if events or changes in circumstances indicate that there is an impairment (see Note 11d).

Revenue recognition
m.	Revenue recognition:

The Company determines revenue recognition from contracts with customers through the following steps:

●	Identification of the contract with the customer;
●	Identification of performance obligations in the contract;
●	Determination of transaction price;
●	Allocation of the transaction price to the performance obligations in the contract; and
●	Recognition of the revenue when, or as, the Company satisfies a performance obligation.

In determining the amount of revenue from contracts with customers, the Company evaluates whether it is a principal or an agent in the arrangement. The Company is a principal when the Company controls the promised goods or services before transferring them to the customer. In these circumstances, the Company recognizes revenue for the gross amount of the consideration. When the Company is an agent, it recognizes revenue for the net amount of the consideration, after deducting the amount due to the principal.

Transaction fees revenue includes revenue from transaction and trading fees charged to customers utilizing the Company’s trading platform and are presented on net basis. The Company’s service is comprised of a single performance obligation to provide a matching service when customers buy, sell, or convert digital assets. The Company does not control the digital asset being provided before it is transferred to the buyer, does not have inventory risk related to the digital asset, and is not responsible for the settlement of the digital asset. The Company also does not set the price for the digital asset as the price is a market rate established by users of the platform. As a result, the Company acts as an agent in facilitating the ability for a customer to purchase digital assets from another customer.

Transaction fees charged on the INX.One trading platform are recognized as revenue when the Company’s obligation is satisfied, promised services are transferred to the customer and the customer obtains control. Brokerage fees revenue is recorded according to the date the service was provided, or the operation was carried out. Relevant to brokerage and transaction fees, contracts with customers are usually open-ended and can be terminated by either party without a termination penalty. Therefore, these contracts are defined at the transaction level and do not extend beyond the service already provided. The transaction price is the amount of the consideration that is expected to be received based on the contract terms, excluding amounts collected on behalf of third parties (such as taxes).

Service revenue represents fees for technology consultation and advisory, as well as listing services performed by the Company under written agreements and is recognized upon the delivery of promised goods or services to the customer and when Company’s performance obligation to the customer is satisfied. The revenue is recognized in an amount that reflects the fair value of the consideration to which the Company expects to be entitled to, upon completion of the Company’s performance obligation for those services, as stated in the contract.

During 2023 and 2022, the Company also recognizes revenue from buying and selling digital assets it owns. Such revenue is recognized in the gross amount of consideration received on sales less the cost of digital assets sold.

Share-based payment transactions
n.	Share-based payment transactions:

Certain of the Company’s employees and other service providers are entitled to compensation in the form of equity settled share-based payment. The cost of the transactions is measured at the fair value of the equity instruments granted at the grant date, using an appropriate valuation model, further details of which are provided in Note 17. The cost of share-based grants is recognized in profit or loss together with a corresponding increase in equity during the period during which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employee or service provider becomes entitled to the award (the “vesting period”). The cumulative expense is recognized at the end of each reporting period until the vesting period expires, reflecting the number of instruments that will ultimately vest at the end of the vesting period.

Research and development expenses
o.	Research and development expenses:

Research expenses are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate all of the following: the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the Company’s ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company’s ability to measure reliably the expenditure attributable to the intangible asset during its development. Through December 31, 2024, the Company has not met all the aforementioned criteria and therefore all development costs have been recognized in profit or loss.

Income taxes
p.	Income taxes:

The consolidated financial statements include estimates and assumptions for determining the future tax rates applicable to subsidiaries and identifying temporary differences that relate to each subsidiary. Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities using the tax rates used enacted or substantively enacted at the reporting date. Deferred tax is provided using a liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. Deferred tax assets are recognized for deductible temporary differences and the carryforward of any unused tax losses. Deferred tax assets are recognized to the extent it is probable that taxable profit will be available against the deductible temporary differences and that the carryforward of unused tax losses can be utilized. The carrying amount of deferred tax assets is reviewed at each reporting date and adjusted accordingly.

Net income (loss) per share
q.	Net income (loss) per share:

Basic income (loss) per share is computed by dividing the net income (loss) attributable to equity holders of the Company by the weighted average number of Common Shares outstanding during the period. Diluted loss per share is computed by dividing the net income (loss) by the weighted average number of Common Shares outstanding, plus the weighted average number of Common Shares that would be issued on conversion of stock options and warrants.